Leases (Details Narrative)	12 Months Ended
Dec. 31, 2022
Leases
Operating lease, description	the company has three separate operating lease agreements for two office space in Malaysia with a term of three years, and one operating land lease in Malaysia (USM Penang) with a term of 10 years.